Note 6 - Warrants Outstanding (Details) - shares	Dec. 31, 2015	Dec. 31, 2014
Warrant Issued for Financing and Stock Subscriptions [Member]
Warrants Outstanding (in shares)	2,100,000	2,100,000
Warrants Issued to Consultants [Member]
Warrants Outstanding (in shares)	350,000	100,000
Warrants Issued to a Major Stockholder and Chairman [Member]
Warrants Outstanding (in shares)	953,367	953,367
Warrants Outstanding (in shares)	3,403,367	3,153,367